CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS (DETAILS)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Loans Receivable Percentage	62.20%	81.30%
Accounts Receivable [Member]
Loans Receivable Percentage	100.00%
Accounts Receivable [Member] | Customer A [Member]
Loans Receivable Percentage	36.60%	19.60%
Accounts Receivable [Member] | Customer B [Member]
Loans Receivable Percentage	12.40%	44.40%
Accounts Receivable [Member] | Customer C [Member]
Loans Receivable Percentage	13.20%	17.30%